STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common stock	Preferred stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Treasury shares
Balance at Dec. 31, 2012	$ 244,021	$ 100	$ 44	$ 22,830		$ 222,049	$ (1,002)
Balance, shares at Dec. 31, 2012		37,303,298	16,602,292
Conversion of preferred shares into ordinary shares		$ 44	$ (44)
Conversion of preferred shares into ordinary shares, shares		16,602,292	(16,602,292)
Dividend paid upon consummation of the spin-off	$ (65,009)					$ (65,009)
Dividend in-kind upon consummation of the spin-off	(211,668)			$ (26,015)		$ (185,653)
Stock-based compensation	13,220			13,220
Exercise of stock options	$ 850	$ 3		$ 847
Exercise of stock options, shares		847,992
Other comprehensive loss
Net income (loss)	$ 28,613					$ 28,613
Balance at Dec. 31, 2013	10,027	$ 147		$ 10,882			$ (1,002)
Balance, shares at Dec. 31, 2013		54,753,582
Issuance of shares related to acquisitions	171,552	$ 38		171,514
Issuance of shares related to acquisitions, shares		13,124,100
Acquisition related expenses paid by the shareholders	3,060			3,060
Contribution by shareholders	1,803			1,803
Stock-based compensation	15,145			15,145
Exercise of stock options	$ 1,584	$ 4		$ 1,580
Exercise of stock options, shares		1,324,749
Other comprehensive loss
Net income (loss)	$ 42,826					$ 42,826
Balance at Dec. 31, 2014	$ 245,997	$ 189		$ 203,984		$ 42,826	$ (1,002)
Balance, shares at Dec. 31, 2014	69,202,431	69,202,431
Issuance of shares related to acquisitions	$ 5,579	$ 5		5,574
Issuance of shares related to acquisitions, shares		1,798,837
Issuance of shares in private placement, net of issuance cost of $105	10,020	$ 11		10,009
Issuance of shares in private placement, net of issuance cost of $105, shares		4,436,898
Stock-based compensation	$ 7,679			7,679
Exercise of stock options, shares	6,923
Exercise of stock option and vesting of restricted stock units	$ 13	$ 1		$ 12
Exercise of stock option and vesting of restricted stock units, shares		373,321
Other comprehensive loss	(794)				$ (794)
Net income (loss)	(68,657)					$ (68,657)
Balance at Dec. 31, 2015	$ 199,837	$ 206		$ 227,258	$ (794)	$ (25,831)	$ (1,002)
Balance, shares at Dec. 31, 2015	75,811,487	75,811,487